AVAILABLE FOR SALE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 197,449	$ 185,148
Accumulated net unrealized (loss)/gain	(78,960)	14,446	$ (7,087)
Carrying value	118,489	199,594
Available-for-sale securities impairment charge	0	(20,552)	$ 0
Share capital
Schedule of Available-for-sale Securities [Line Items]
Carrying value		164,500
Common stock - Frontline Ltd [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	78,200
Common stock - NorAm Drilling [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	1,400	0
Listed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Carrying value	$ 38,900	$ 35,100